Summary of significant accounting policies - Financial statements in U.S. dollars (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Gains (losses) from foreign currency translation	$ (5,882)	$ (329)	$ 1,298